Share capital (Details 1) - Stock options	6 Months Ended
	Jun. 30, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 2 months 1 day
Number of options outstanding	6,253,096	6,253,096
Number of options exercisable	4,563,732	4,563,732
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	2 years 11 months 12 days
Number of options outstanding	2,045,455	2,045,455
Number of options exercisable	2,045,455	2,045,455
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.30
Weighted average contractual life	3 years 1 month 13 days
Number of options outstanding	308,522	308,522
Number of options exercisable	302,866	302,866
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	3 years 5 months 12 days
Number of options outstanding	633,513	633,513
Number of options exercisable	564,221	564,221
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 0.80
Weighted average contractual life	3 years 8 months 9 days
Number of options outstanding	12,500	12,500
Number of options exercisable	10,416	10,416
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	3 years 11 months 23 days
Number of options outstanding	12,500	12,500
Number of options exercisable	9,634	9,634
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	4 years 7 months 21 days
Number of options outstanding	352,500	352,500
Number of options exercisable	312,860	312,860
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.00
Weighted average contractual life	5 years 1 month 10 days
Number of options outstanding	50,000	50,000
Number of options exercisable	23,962	23,962
Exercise price $ 9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 9.60
Weighted average contractual life	5 years 6 months 7 days
Number of options outstanding	205,000	205,000
Number of options exercisable	86,212	86,212
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 6.18
Weighted average contractual life	6 years 1 month 10 days
Number of options outstanding	175,000	175,000
Number of options exercisable	0	0
Exercise price $ 1.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 1.53
Weighted average contractual life	4 years 4 months 21 days
Number of options outstanding	120,000	120,000
Number of options exercisable	60,000	60,000
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 5.00
Weighted average contractual life	4 years 5 months 1 day
Number of options outstanding	409,924	409,924
Number of options exercisable	409,924	409,924
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 3.40
Weighted average contractual life	6 years 8 months 19 days
Number of options outstanding	1,228,182	1,228,182
Number of options exercisable	738,182	738,182
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.62
Weighted average contractual life	2 years 11 months 27 days
Number of options outstanding	700,000	700,000
Number of options exercisable	0	0